Intangible Assets - Schedule of Future Amortization Expense for Amortizing Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule Of Future Amortization Expense For Amortizing Intangible Assets Abstract
2026 (remainder)	$ 381
2027	370
2028	243
2029	2
2030	2
Thereafter	16
Total expected future amortization expense	$ 1,014	$ 825